Shareholder Report, Line Graph (Details) 191874_Congress SMid Growth ETF_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Aug. 21, 2023	Oct. 31, 2025
Congress SMid Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Congress SMid Growth ETF NAV
Accumulated Value	$ 11,592	$ 9,072	$ 10,000	$ 13,226
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	13,191	9,558	10,000	$ 16,021
Russell 2500 Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500 Growth Total Return
Accumulated Value	$ 12,092	$ 9,010	$ 10,000	$ 14,001